Discontinued Operations (Balance Sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
ASSETS
Total assets
LIABILITIES
Accounts payable		22
Accrued payroll and employee benefits
Other accrued liabilities		3
Total current liabilities		$ 25